Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Stock Awards

	Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	933,740	$49.87
Granted	315,090	69.85
Vested	(283,970)	42.44
Forfeited	(53,510)	53.70
Nonvested at December 31, 2014	911,350	$58.86